Cover	Aug. 19, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 19, 2021
Entity Registrant Name	Nuverra Environmental Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33816
Entity Tax Identification Number	26-0287117
Entity Address, Address Line One	11111 Katy Freeway
Entity Address, Address Line Two	Suite 1006
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	602
Local Phone Number	903-7802
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	NES
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001403853
Amendment Flag	false